Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies Details Narrative
Impairment loss	$ 10,000
Common stock consisted of warrants to purchase shares	9,013,188	8,200,000
Options to purchase shares of common stock	257,500	185,000